Joint Development Agreement oil and gas property (Details) (USD $)	Oct. 16, 2013
Joint Development Agreement oil and gas property
No of acres to be developed as per the Joint Development Agreement	17,000
In consideration of entering into the Agreement, Torchlight will pay of all drilling and completion costs	100.00%
Torchlight will pay an amount equal to Ring's total costs related to the Kansas leases	$ 6,200,000